Discontinuued Operations (Details) ¥ in Millions	1 Months Ended		12 Months Ended
	Nov. 30, 2020 USD ($)	Nov. 30, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Discontinuued Operations (Details) [Line Items]
Cash consideration	$ 14,950,000	¥ 98.3
Gain from disposition			$ 136,050
Hebron HK [Member]
Discontinuued Operations (Details) [Line Items]
Cash consideration	$ 15,000,000.0	¥ 98.3